Payable to Shareholder	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
PAYABLE TO SHAREHOLDER
11.	PAYABLE TO SHAREHOLDER

Caesar Capital Management Ltd. ("Caesar") a shareholder of the Company, advanced $117,767 and $ 117,767 to the Company as of December 31, 2018 and 2017, respectively. The loans were borrowed by the Company for operating purposes, without collateral, and were due between July 2013 to November 2013, with an annual interest rate of 6%. On July 1, 2013, the Company entered into an agreement with Caesar Capital Management Ltd. which amended the maturity date for all the existing loans between the Company and Caesar Capital Management Ltd. The loans became due on demand and are non-interest bearing.